Inventory	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Inventory
7 Inventory

	December 31,
	2017	2016
	$	$
Finished goods inventory	556	—
Semi-finished goods inventory	87	—
	643	—

Inventory was written off at the end of December 31, 2016. With the approval of Macrilen™ (macimorelin) and the Strongbridge License Agreement (see note 26 - Subsequent events) the Company has re-capitalized the inventory costs in 2017 that were previously written off. Based on the Strongbridge License Agreement, the Company will sell all Macrilen™ (macimorelin) inventory to Strongbridge.